Trade Receivables (Schedule of trade receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Vericel (Note 18b)	$ 236	$ 7,500
BARDA (Note 18a)	1,245	701
MTEC (Note 18c)	617	362
Other trade receivables	1,608	771
Less provision for impairment	(6)	(2)
Trade Receivables	$ 3,700	$ 9,332